Investment Risks	Oct. 31, 2025
Zevenbergen Growth Fund Series | ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR Risk. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Zevenbergen Growth Fund Series | Equity Securities And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities and Market Risk. The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Advisor’s control. These types of events could adversely affect the Fund’s performance.

Zevenbergen Growth Fund Series | Foreign Securities And Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Companies Risk. Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.

Zevenbergen Growth Fund Series | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth Stock Risk. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations and may be more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may revert to broader market norms, causing their stock prices to fall.

Zevenbergen Growth Fund Series | IPOs And Unseasoned Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
IPOs and Unseasoned Companies Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are also subject to equity securities risk. Shares of equities new to public markets are also subject to the risk that the Fund may not be able to dispose of them readily at favorable times or prices, or the Fund may have to sell them at a loss due to the lack of an active market.

Zevenbergen Growth Fund Series | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.

Zevenbergen Growth Fund Series | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Advisor in implementing these investment strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives. The Advisor’s assessment of the value of a holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the Advisor.

Zevenbergen Growth Fund Series | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic such as COVID-19, the large expansion of government deficits and debt, military conflicts, inflation, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Zevenbergen Growth Fund Series | Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Emphasis Risk. Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
◦Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
◦Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Zevenbergen Growth Fund Series | Sector Emphasis Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
◦Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Zevenbergen Growth Fund Series | Sector Emphasis Risk, Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
◦Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Zevenbergen Growth Fund Series | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.

Zevenbergen Growth Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Zevenbergen Growth Fund Series | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Zevenbergen Growth Fund Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.

Zevenbergen Genea Fund | ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR Risk. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Zevenbergen Genea Fund | Equity Securities And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities and Market Risk. The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate significantly from day to day. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the Advisor’s control. These types of events could adversely affect the Fund’s performance.

Zevenbergen Genea Fund | Foreign Securities And Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Companies Risk. Foreign securities traded on U.S. exchanges and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.

Zevenbergen Genea Fund | Growth Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Growth Stock Risk. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations and may be more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may revert to broader market norms, causing their stock prices to fall.

Zevenbergen Genea Fund | IPOs And Unseasoned Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
IPOs and Unseasoned Companies Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO and/or companies that have recently become public. The risk exists that the market value of shares of equities new to public markets will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of shares of equities new to public markets may involve high transaction costs. Shares of equities new to public markets are also subject to equity securities risk. Shares of equities new to public markets are also subject to the risk that the Fund may not be able to dispose of them readily at favorable times or prices, or the Fund may have to sell them at a loss due to the lack of an active market.

Zevenbergen Genea Fund | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.

Zevenbergen Genea Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Advisor in implementing these investment strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives. The Advisor’s assessment of the value of a holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the Advisor.

Zevenbergen Genea Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic such as COVID-19, the large expansion of government deficits and debt, military conflicts, inflation, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Zevenbergen Genea Fund | Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Emphasis Risk. Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
◦Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
◦Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Zevenbergen Genea Fund | Sector Emphasis Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
◦Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Zevenbergen Genea Fund | Sector Emphasis Risk, Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
◦Information Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Zevenbergen Genea Fund | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.

Zevenbergen Genea Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Zevenbergen Genea Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Zevenbergen Genea Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund under the federal securities laws may hold a significant percentage of its assets in the securities of relatively fewer companies or even one company; therefore, events affecting those companies have a greater impact on the Fund than on a diversified fund.